Filed Pursuant to Rule 497(e)

Registration No. 033-01719

THE GABELLI ASSET FUND (the “Fund”)

Supplement dated September 25, 2012, to the Fund’s Summary Prospectuses,

dated April 30, 2012.

Effective October 1, 2012, Jeffrey J. Jonas will be added as an Associate Portfolio Manager of the Fund.

To reflect this change, in the “Management” section, the following is added at the end of the sub-section “The Portfolio Managers”:

Mr. Jeffrey J. Jonas has served as an Associate Portfolio Manager of the Fund since October 1, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE